Shareholders’ Equity (Details) - Schedule of Status of Options to Employees under the Company’s Option Plan $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule of Status of Options to Employees Under the Company'S Option Plan [Abstract]
Number of options, Outstanding beginning balance | shares	3,303,346
Weighted average exercise price, Outstanding beginning balance | $ / shares	$ 1.92
Aggregate intrinsic value, Outstanding beginning balance | $	$ 115
Weighted average remaining contractual life (years), Outstanding beginning balance	6 years 1 month 20 days
Number of options, Granted | shares	114,500
Weighted average exercise price, Granted | $ / shares	$ 0.71
Aggregate intrinsic value, Granted | $
Number of options, Exercised | shares	(34,309)
Weighted average exercise price, Exercised | $ / shares	$ 0.23
Aggregate intrinsic value, Exercised | $	$ 12
Number of options, Forfeited and expired | shares	(795,172)
Weighted average exercise price, Forfeited and expired | $ / shares	$ 3.65
Number of options, Outstanding ending balance | shares	2,588,365
Weighted average exercise price, Outstanding ending balance | $ / shares	$ 1.36
Aggregate intrinsic value, Outstanding ending balance | $
Weighted average remaining contractual life (years), Outstanding ending balance	6 years 4 months 20 days
Number of options, Exercisable options | shares	1,569,578
Weighted average exercise price, Exercisable options | $ / shares	$ 1.74
Aggregate intrinsic value, Exercisable options | $
Weighted average remaining contractual life (years), Exercisable options	4 years 11 months 8 days
Number of options, Vested and expected to vest | shares	2,588,365
Weighted average exercise price, Vested and expected to vest | $ / shares	$ 1.36
Aggregate intrinsic value, Vested and expected to vest | $
Weighted average remaining contractual life (years), Vested and expected to vest	6 years 4 months 20 days